Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000026831 | FICCRP TRI PARTY REPO AFR_934QYA005_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026831 | BANK OF AMERICA NA TRIPARTY D REPOFR_929AAV007_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026831 | JP MORGAN SEC LLC TPR AFR_930PNJ004_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026831 | Federal Farm Credit Banks Funding Corp.FR_3133ERXH9_4.445000_2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026831 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026831 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026831 | U.S. Treasury BillsFR_912797PP6_0.010000_2025-08-21
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026831 | Federal Farm Credit Banks Funding Corp.FR_3133EP6U4_4.490000_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026831 | U.S. Treasury BillsFR_912797QB6_0.010000_2025-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026831 | U.S. Treasury BillsFR_912797QP5_0.010000_2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026831 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000026831 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026831 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026831 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000171428 | ABU DHABI INTERNATIONAL BANK IFR_ATD1WU744_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171428 | HSBC Bank PLCFR_40433FUV9_4.760000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171428 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_930PNG000_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Chariot Funding LLCFR_15963REC3_4.690000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171428 | MUFG Bank Ltd/New York NYFR_55381BHS0_4.560000_2025-08-21
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171428 | NORINCHUKIN BK NEW YORKFR_65603A5F4_4.480000_2025-08-13
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171428 | Macquarie Bank LtdFR_55607KVM5_0.000000_2025-08-21
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171428 | Longship Funding LLCFR_54316TU18_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171428 | Svenska Handelsbanken ABFR_86960LJV3_4.750000_2025-07-17
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171428 | CANADIAN IMPERIAL BKFR_13606DHW5_4.470000_2025-10-10
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171428 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171428 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171428 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000171428 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000171428 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171428 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171428 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206723 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_ARP18MOP4_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206723 | KBC Bank NVFR_ATD1WU1N8_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206723 | ABN AMRO Bank NVFR_ATD1WU1P3_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206723 | Abu Dhabi Islamic BankFR_ATD1WU6W3_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206723 | Landesbank Baden-WuerttembergFR_51501Y3R1_4.340000_2025-07-07
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206723 | Svenska Handelsbanken ABFR_ATD1WU6Y9_4.300000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Mizuho Bank Ltd.FR_ATD1WU7E2_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Canadian Imperial Bank of CommerceFR_ATD1WU876_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Royal Bank of CanadaFR_ATD1WU8J0_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Ionic Funding LLCFR_46224KUB2_0.000000_2025-07-11
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206723 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206723 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206723 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000206723 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206723 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206723 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000206723 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.50%